Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	R$ 19,319,495	R$ 18,977,684
Property, plant and equipment, Accumulated depreciation	(9,250,027)	(8,835,093)
Property, plant and equipment, net	10,069,468	10,142,591
In service
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	18,930,798	18,412,220
Property, plant and equipment, Accumulated depreciation	(9,250,027)	(8,835,093)
Property, plant and equipment, net	9,680,771	9,577,127
In service | Reservoirs, dams and aqueducts
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	8,200,744	8,161,702
Property, plant and equipment, Accumulated depreciation	(4,925,970)	(4,776,639)
Property, plant and equipment, net	3,274,774	3,385,063
In service | Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	8,951,061	8,409,689
Property, plant and equipment, Accumulated depreciation	(3,060,695)	(2,840,114)
Property, plant and equipment, net	5,890,366	5,569,575
In service | Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	2,001,801	1,993,695
Property, plant and equipment, Accumulated depreciation	(1,160,549)	(1,125,862)
Property, plant and equipment, net	841,252	867,833
In service | Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	510,681	508,164
Property, plant and equipment, Accumulated depreciation	(59,157)	(49,046)
Property, plant and equipment, net	451,524	459,118
In service | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	35,457	33,871
Property, plant and equipment, Accumulated depreciation	(33,115)	(32,756)
Property, plant and equipment, net	2,342	1,115
In service | Furniture and tools
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	17,007	16,400
Property, plant and equipment, Accumulated depreciation	(10,871)	(10,966)
Property, plant and equipment, net	6,136	5,434
In service | Provision for impairment
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	(785,205)	(710,509)
Property, plant and equipment, net	(785,205)	(710,509)
In service | Special Obligations
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	(748)	(792)
Property, plant and equipment, Accumulated depreciation	330	290
Property, plant and equipment, net	(418)	(502)
In progress
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	388,697	565,464
Property, plant and equipment, net	388,697	565,464
In progress | Provision for impairment
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	(186,383)	(187,382)
Property, plant and equipment, net	(186,383)	(187,382)
In progress | Cost
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	575,080	752,846
Property, plant and equipment, net	R$ 575,080	R$ 752,846